Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Subsidiary Acquired
a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

Hirschmann	Holding company and the group engaged in the design and manufacturing of automotive components	October 27, 2023	100.00	$2,317,201

ASEPCAYMAN	Engaged in the packaging and testing of semiconductors	August 1, 2024	100.00	$1,096,373	$33,436

CHE	Engaged in the packaging and testing of semiconductors	August 1, 2024	100.00	$1,945,678	$59,338

Summary of Consideration Transferred in business combination
b.	Consideration transferred

	$	$		$		$		$
	Hirschmann	ASEPCAYMAN				CHE
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Cash	$2,317,201		$725,059		$22,112		$1,713,092		$52,245
Contingent considerations	-		371,314		11,324		232,586		7,093

	$2,317,201		$1,096,373		$33,436		$1,945,678		$59,338

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition
c.	Assets acquired and liabilities assumed at the date of acquisition

	$	$		$		$		$
	Hirschmann	ASEPCAYMAN				CHE
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Assets
Cash and cash equivalents	$118,419		$404,573		$12,338		$1,381,103		$42,120
Trade and other receivables	1,336,203		213,592		6,514		87,935		2,682
Inventories	1,079,301		58,564		1,786		112,115		3,419
Property, plant and equipment	745,660		919,648		28,046		421,792		12,863
Right-of-use assets	143,629		-		-		96,894		2,955
Others	167,521		69,707		2,126		197,450		6,022
Liabilities
Trade and other payables	(745,653)		(263,095)		(8,023)		(200,453)		(6,113)
Lease liabilities	(143,629)		-		-		(96,894)		(2,955)
Net defined benefit liabilities	(204,975)		(158,053)		(4,820)		-		-
Others	(200,276)		(71,848)		(2,191)		(54,264)		(1,655)

Fair value of identifiable net assets acquired	$2,296,200		$1,173,088		$35,776		$1,945,678		$59,338

Summary of Goodwill Recognized on Acquisition
d.	Goodwill (gain on bargain purchase) recognized on acquisition

	$	$		$		$		$
	Hirschmann	ASEPCAYMAN				CHE
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Consideration transferred	$2,317,201		$1,096,373		$33,436		$1,945,678		$59,338
Less: Fair value of identifiable net assets acquired	(2,296,200)		(1,173,088)		(35,776)		(1,945,678)		(59,338)

Goodwill (gain on bargain purchase) recognized on acquisition	$21,001		$(76,715)		$(2,340)		$-		$-

Summary of Net Cash Outflow on Acquisition of Subsidiaries
e.	Net cash outflow on acquisition of subsidiaries

	$	$		$		$		$
	Hirschmann	ASEPCAYMAN				CHE
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Consideration paid in cash	$2,317,201		$725,059		$22,112		$1,713,092		$52,245
Less: Cash and cash equivalent acquired	(118,419)		(404,573)		(12,338)		(1,381,103)		(42,120)

Net cash outflow on acquisition of subsidiaries	$2,198,782		$320,486		$9,774		$331,989		$10,125

Summary of Impact of Acquisitions by Comprehensive Income
f.	Impact of acquisitions on the results of the Group
The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	$	$		$		$		$
	Hirschmann (For the period from October 27, 2023 through December 31, 2023)	ASEPCAYMAN (For the period from August 1, 2024 through December 31, 2024)				CHE (For the period from August 1, 2024 through December 31, 2024)
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Operating revenue	$1,017,423		$518,026		$15,798		$825,216		$25,167

Net profit (loss)	$46,075		$(69,186)		$(2,110)		$152,594		$4,654

Summary of identification of the difference between the cost of the investment and the Group's share of FAFG's net fair value of identifiable assets and liabilities	The adjustments to the consolidate balance sheet as of December 31, 2023 are summarized as follows:

	December 31, 2023
	Before Retrospectively Adjusted	After Retrospectively Adjusted
	NT$	NT$

Consolidated balance sheet

Trade receivables, net	$99,529,100	$99,536,761

Other receivables	$15,611,917	$15,902,053

Current tax assets	$905,345	$875,598

Inventories	$59,606,188	$59,658,354

Other current assets	$4,959,034	$4,973,647

Property, plant and equipment	$264,812,022	$264,871,522

Goodwill	$52,404,416	$52,419,427

Other payables	$44,242,885	$44,556,840

Current tax liabilities	$9,667,755	$9,649,556

Deferred tax liabilities	$7,598,008	$7,703,646

Net defined benefit liabilities	$4,122,158	$4,130,104